Income Tax	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income Tax
26.	INCOME TAX
The Company and its subsidiaries, ASE, SPIL and USIINC, have filed a consolidated
tax return for corporate income tax and for unappropriated earnings.

a.	Income tax recognized in profit or loss
The major components of income tax were as foll
ows
:

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Current income tax
In respect of the current year	$6,807,882	$14,533,570	$16,251,844	$528,859
Income tax on unappropriated earnings	680,649	3,684,138	844,855	27,493
Changes in estimate for prior years	(472,512)	(129,152)	(211,631)	(6,887)

	7,016,019	18,088,556	16,885,068	549,465

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
In respect of the current year	$212,338	$(95,906)	$185,726	$6,044
Changes in tax rates	—	18,337	(4,425)	(144)
Changes in estimate for prior years	(103,021)	16,625	2,481	81
Effect of foreign currency exchange differences	(8,438)	(83,840)	76,684	2,495

	100,879	(144,784)	260,466	8,476

Income tax expense recognized in profit or loss	$7,116,898	$17,943,772	$17,145,534	$557,941

A reconciliation of income tax expense calculated at the statutory rates and income tax expense recognized in profit or loss was as follows:

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Profit before income tax	$35,768,798	$80,193,769	$81,763,628	$2,660,711

Income tax expense calculated at the statutory rates	$16,907,904	$33,697,736	$35,906,719	$1,168,458
Nontaxable expense (income) in determining taxable income	316,619	357,936	(177,734)	(5,784)
Tax-exempt income	(387,212)	(14,578,355)	(14,789,999)	(481,289)
Additional income tax on unappropriated earnings	680,649	3,684,138	844,855	27,493
Income tax credits	(1,191,387)	(1,654,821)	(2,514,002)	(81,809)
The origination and reversal of temporary differences	(6,033,652)	78,544	1,304,931	42,465
Income tax adjustments on prior years	(472,512)	(112,527)	(209,150)	(6,806)
Unrecognized deferred tax liability for temporary differences associated with investments	(2,616,917)	(6,135,120)	(3,523,716)	(114,667)
Unrecognized loss carryforwards	—	288,025	271,730	8,843
Realized investment loss on merger of subsidiary	(138,890)	—	—	—
Withholding tax	52,296	87,175	31,900	1,038
Land value increment tax	—	117,341	—	—
Capital gains tax	—	2,113,700	—	—

Income tax expense recognized in profit or loss	$7,116,898	$17,943,772	$17,145,534	$557,941

b.	Income tax recognized directly in equity

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to employee share options	$(1,159)	$(9)	$—	$—

c.	Income tax recognized in other comprehensive income

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Deferred income tax
Related to remeasurement of defined benefit plans	$114,559	$(19,319)	$(208,482)	$(6,784)
Unrealized loss on equity instruments at fair value through other comprehensive income	(237,460)	(160,084)	370,091	12,043

Income tax recognized in other comprehensive income	$(122,901)	$(179,403)	$161,609	$5,259

d.	Current tax assets and liabilities

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Current tax assets
Tax refund receivable	$207,272	$623,470	$20,289
Prepaid income tax	334,908	125,049	4,069

	$542,180	$748,519	$24,358

Current tax liabilities
Income tax payable	$16,362,350	$18,360,792	$597,488

e.	Deferred tax assets and liabilities
The Group offset certain deferred tax assets and deferred tax lia bil
ities which met the offset criteria.
The movements of deferred tax assets and deferred tax liabilities were as follows:
For the year ended December 31, 202
0

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Acquisitions through Business Combinations	Disposal of Subsidiaries	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$544,844	$4,632	$—	$—	$12,435	$81,773	$(13,982)	$629,702
Defined benefit obligation	1,078,583	(36,633)	114,559	—	1,005	212,941	—	1,370,455
FVTPL financial instruments	259,507	(138,045)	—	—	(7)	2,085	(11,281)	112,259
Others	1,744,949	679,197	—	(999)	(45,169)	150,291	(120,359)	2,407,910

	3,627,883	509,151	114,559	(999)	(31,736)	447,090	(145,622)	4,520,326
Loss carry-forward	542,781	(44,651)	—	—	(915)	183,045	(152,594)	527,666
Investment credits	537,040	(86,100)	—	—	(21,559)	—	—	429,381

	$4,707,704	$378,400	$114,559	$(999)	$(54,210)	$630,135	$(298,216)	$5,477,373

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$5,206,617	$427,465	$—	$—	$(29,248)	$375,553	$—	$5,980,387
FVTPL financial instruments	9,192	(2,942)	—	—	67	—	—	6,317
Others	556,428	54,755	237,460	160	(1,060)	287,375	(795)	1,134,323

	$5,772,237	$479,278	$237,460	$160	$(30,241)	$662,928	$(795)	$7,121,027

For the year ended December 31, 2021

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Recognized in Equity	Exchange Differences	Disposal of Subsidiaries	Balance at December 31
	NT$	NT$	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$629,702	$(186,443)	$—	$—	$(7,178)	$(345,104)	$90,977
Defined benefit obligation	1,370,455	(115,707)	(19,319)	—	(47,276)	—	1,188,153
FVTPL financial instruments	112,259	77,593	—	—	(502)	—	189,350
Others	2,407,910	679,492	—	(7)	52,399	(269,080)	2,870,714

	4,520,326	454,935	(19,319)	(7)	(2,557)	(614,184)	4,339,194
Loss carry-forward	527,666	187,981	—	—	(31,077)	(45,788)	638,782
Investment credits	429,381	(15,549)	—	—	(22,798)	—	391,034

	$5,477,373	$627,367	$(19,319)	$(7)	$(56,432)	$(659,972)	$5,369,010

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$5,980,387	$165,628	$—	$—	$(42,437)	$(186,834)	$5,916,744
FVTPL financial instruments	6,317	6,274	—	—	(11)	—	12,580
Others	1,134,323	310,681	160,084	2	69,848	(14,065)	1,660,873

	$7,121,027	$482,583	$160,084	$2	$27,400	$(200,899)	$7,590,197

For the year e
nded
De
cem
ber 31, 2022

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Exchange Differences	Balance at December 31
	NT$	NT$	NT$	NT$	NT$

Deferred tax assets

Temporary differences
Property, plant and equipment	$90,977	$40,498	$—	$16,953	$148,428
Defined benefit obligation	1,188,153	(123,878)	(208,482)	6,641	862,434
FVTPL financial instruments	189,350	18,192	—	252	207,794
Others	2,870,714	718,909	—	179,881	3,769,504

	4,339,194	653,721	(208,482)	203,727	4,988,160
Loss carry-forward	638,782	(166,121)	—	22,824	495,485
Investment credits	391,034	452,656	—	14,437	858,127

	$5,369,010	$940,256	$(208,482)	$240,988	$6,341,772

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$5,916,744	$63,813	$—	$57,701	$6,038,258
FVTPL financial instruments	12,580	519,142	—	89	531,811
Others	1,660,873	617,767	(370,091)	106,514	2,015,063

	$7,590,197	$1,200,722	$(370,091)	$164,304	$8,585,132

	Balance at January 1	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	Exchange Differences	Balance at December 31
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Deferred tax assets

Temporary differences
Property, plant and equipment	$2,960	$1,318	$—	$552	$4,830
Defined benefit obligation	38,664	(4,031)	(6,784)	216	28,065
FVTPL financial instruments	6,162	592	—	8	6,762
Others	93,417	23,394	—	5,854	122,665

	141,203	21,273	(6,784)	6,630	162,322
Loss carry-forward	20,787	(5,406)	—	743	16,124
Investment credits	12,725	14,730	—	470	27,925

	$174,715	$30,597	$(6,784)	$7,843	$206,371

Deferred tax liabilities

Temporary differences
Property, plant and equipment	$192,540	$2,076	$—	$1,878	$196,494
FVTPL financial instruments	409	16,894	—	3	17,306
Others	54,047	20,103	(12,043)	3,466	65,573

	$246,996	$39,073	$(12,043)	$5,347	$279,373

f.	Items for which no deferred tax assets have been recognized for loss carry-forward, investment credits and deductible temporary differences

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Loss carry-forward	$1,340,849	$1,549,286	$50,416
Investment credits	44,244	94,932	3,089
Deductible temporary differences	241,249	273,290	8,893

	$1,626,342	$1,917,508	$62,398

The unrecognized loss carry-forward will expire through 2030
.
g.	Information about unused loss carry-forward, investment credits, tax-exemption and other tax r eli ef
As of December 31, 2022, the unused loss carry-forward comprised:

Expiry Year	NT$	US$ (Note 4)

2023	$195,332	$6,356
2024	172,926	5,627
2025	182,921	5,953
2026	279,553	9,097
2027 and thereafter	1,214,039	39,507

	$2,044,771	$66,540

As of December 31, 2022, unused investment credits comprised:

Tax Credit Source	Remaining Creditable Amount		Expiry Year
	NT$	US$ (Note 4)

Purchase of machinery and equipment	$841,658	$27,389	2023 and thereafter
Others	111,401	3,625	2024 and thereafter

	$953,059	$31,014

Some China subsidiaries qualified as high technology enterprises were entitled to a reduced income tax rate of 15% and were eligible to deduct certain times of research and development expenses from their taxable income.

h.	Unrecognized deferred tax liabilities associated with investments
As of December 31, 2021 and 2022, the taxable temporary differences associated with the investments in subsidiaries for which no deferred tax liabilities have been recognized were NT$39,480,927 thousand and NT$48,035,856 thousand (US$1,563,158 thousand), respectively.

i.	Income tax assessments
The tax authorities have examined income tax returns of the Co mpa
ny and its R.O.C. subsidiaries through 2019 and 2020.